Form 13F

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1998

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON February 16, 1999 PURSUANT TO A REQUEST CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST EXPIRED ON February 15, 2000.

Check here if Amendment ( X );  Amendment Number: 1
This Amendment (Check only one.): (   ) is a restatement
                                  ( X ) adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:           CREDIT SUISSE FIRST BOSTON, INC.
Address:        11 MADISON AVENUE
                NEW YORK, NY 10010

Form 13F File Number:  28-2205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Eugene Rosati
Title:          Director
Phone:          212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati                 New York, New York           June 3, 2003
 (Signature)                   (City, State)                  (Date)

Report Type (Check only one.):

( X ) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:         $     846,318
                                                (thousands)

Information requested to be treated confidentially has been filed separately.


List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         Form 13F File Number    Name
1.       28-

         Form 13F File Number    Name
2.       28-2205                 CREDIT SUISSE FIRST BOSTON MANAGEMENT
                                 CORPORATION*

         Form 13F File Number    Name
3.       28-2205                 CREDIT SUISSE FIRST BOSTON LLC**

         Form 13F File Number    Name
4.       28-


* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA CORP	               SAILS B 1/100	007942303     8824   689406 SH       DEFINED 03             689406 	  0	   0
AMERICA WEST HLDG CORP	       CL B	        023657208    14476  1206359 SH       DEFINED 03            1206359 	  0	   0
AMERICA BANKERS INS GROUP INC  COM	        024456105    70163  1450400 SH       DEFINED 03            1450400 	  0	   0
AMERICAN STORES CO NEW	       COM	        030096101    68134  1844600 SH       DEFINED 03            1844600  	  0	   0
AMOCO CORP	               COM	        031905102    78022  1241200 SH       DEFINED 03            1241200  	  0	   0
ARTERIAL VASCULAR ENGR INC     COM	        043013101     7847   150000 SH       DEFINED 03             150000   	  0	   0
ASIA PACIFIC RES INTL HLDG LTD CL A	        G05345106     2233     3250 SH       DEFINED 03               3250  	  0	   0
AVTEAM INC	               CL A     	054527205     5194  1340260 SH       DEFINED 03            1340260 	  0	   0
CRESTAR FINL CORP	       COM 	        226091106    62659   853200 SH       DEFINED 03             853200  	  0	   0
DEVELOPERS DIVERSIFIED RLTY CO SUB DB CONV 7% 99251591AA1    11553 10253000 SH       DEFINED 03                  0    	  0 10253000
EXXON CORP	               COM	        302290101    24131   330000 SH       DEFINED 03             330000  	  0	   0
FUSION SYSTEMS CORP	       CONTGNT PMT RT	361129117       18  1818610 SH       DEFINED 03            1818610  	  0	   0
GOLDEN ST BANCORP INC	       WT EXP 082100	381197128    20297  2050000 SH       DEFINED 03             	 0   	  0	   0
HBO & CO	               COM	        404100109     8033   280000 SH       DEFINED 03             280000  	  0	   0
JACOR COMMUNICATIONS INC       WT EXP 091801	469858138    50869  6313663 SH       DEFINED 03             	 0 	  0	   0
LIMITED INC	               COM	        532716107    78201  2685000 SH       DEFINED 03            2685000  	  0	   0
LOEWS CINEPLEX ENTMT CORP      COM	        540423100     5982   664695 SH       DEFINED 03             664695  	  0	   0
NORTHEAST OPTIC NETWORK INC    COM	        664334109     9983  1247921 SH       DEFINED 03            1247921  	  0	   0
RUBBERMAID INC	               COM	        781088109    44776  1424300 SH       DEFINED 03            1424300  	  0	   0
SAUER INC	               COM	        804137107     9891     1401 SH       DEFINED 03               1401  	  0	   0
SOFAMOR/DANEK GROUP INC	       COM	        834005100    24350   200000 SH       DEFINED 03             200000  	  0	   0
SUNAMERICA INC	               COM	        866930100   229069  2772900 SH       DEFINED 03            2772900  	  0	   0
THERMO FIBERGEN INC	       RT       	88355U117     3090   882800 SH       DEFINED 03             882800  	  0	   0
UNUM CORP	               COM	        903192102     8523   146000 SH       DEFINED 03             146000    	  0	   0